Columbia Variable Portfolio – Limited Duration Credit Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 91.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 8.6%
BAE Systems Holdings, Inc.(a)
12/15/2025	3.850%	7,671,000	7,620,450
BAE Systems PLC(a)
03/26/2029	5.125%	10,461,000	10,608,180
Boeing Co. (The)
03/01/2029	3.200%	4,585,000	4,302,671
05/01/2029	6.298%	4,640,000	4,861,619
L3Harris Technologies, Inc.
01/15/2027	5.400%	9,039,000	9,170,325
06/01/2029	5.050%	12,049,000	12,188,228
Northrop Grumman Corp.
02/01/2027	3.200%	17,071,000	16,716,214
Raytheon Technologies Corp.
03/15/2027	3.500%	14,590,000	14,329,900
United Technologies Corp.
11/16/2028	4.125%	10,021,000	9,885,268
Total			89,682,855
Banking 20.7%
Bank of America Corp.(b)
12/20/2028	3.419%	49,862,000	48,312,777
Citigroup, Inc.(b)
06/03/2031	2.572%	5,290,000	4,710,891
Goldman Sachs Group, Inc. (The)(b)
01/28/2031	5.207%	25,770,000	26,119,257
HSBC Holdings PLC(b)
11/19/2030	5.286%	8,347,000	8,436,572
03/03/2031	5.130%	6,083,000	6,101,960
JPMorgan Chase & Co.(b)
10/22/2030	4.603%	5,353,000	5,312,807
01/24/2031	5.140%	34,191,000	34,738,075
Morgan Stanley(b)
04/18/2030	5.656%	6,255,000	6,447,611
10/18/2030	4.654%	14,159,000	14,045,190
01/15/2031	5.230%	11,649,000	11,833,585
Royal Bank of Canada(b)
10/18/2030	4.650%	6,216,000	6,165,623
02/04/2031	5.153%	6,470,000	6,549,175
05/02/2031	4.970%	7,872,000	7,911,891
US Bancorp(b)
02/12/2031	5.046%	12,734,000	12,856,337
Wells Fargo & Co.(b)
01/24/2031	5.244%	17,124,000	17,407,125
Total			216,948,876
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 1.0%
Charter Communications Operating LLC/Capital
01/15/2029	2.250%	11,655,000	10,490,837
Construction Machinery 0.4%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	4,728,000	4,746,539
Diversified Manufacturing 0.6%
Siemens Financieringsmaatschappij NV(a)
08/17/2026	6.125%	6,400,000	6,562,862
Electric 12.3%
AEP Texas, Inc.
07/01/2030	2.100%	8,645,000	7,546,582
AES Corp. (The)
01/15/2026	1.375%	8,777,000	8,537,127
CenterPoint Energy, Inc.
08/10/2026	5.250%	16,440,000	16,582,326
CMS Energy Corp.
11/15/2025	3.600%	10,535,000	10,455,102
Commonwealth Edison Co.
03/01/2030	2.200%	4,530,000	4,044,922
Emera US Finance LP
06/15/2026	3.550%	14,578,000	14,359,268
Eversource Energy
08/15/2030	1.650%	1,438,000	1,219,910
FirstEnergy Transmission LLC
01/15/2030	4.550%	11,161,000	11,020,642
NRG Energy, Inc.(a)
12/02/2027	2.450%	10,445,000	9,794,723
Oncor Electric Delivery Co. LLC
11/01/2029	4.650%	15,808,000	15,823,482
Pacific Gas and Electric Co.
06/15/2028	3.000%	14,211,000	13,357,082
Pennsylvania Electric Co.(a)
03/30/2026	5.150%	1,221,000	1,228,101
WEC Energy Group, Inc.
06/15/2025	3.550%	2,212,000	2,203,857
09/12/2026	5.600%	2,057,000	2,087,319
Xcel Energy, Inc.
12/01/2029	2.600%	12,151,000	11,028,179
Total			129,288,622

Columbia Variable Portfolio – Limited Duration Credit Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 10.7%
Bacardi Ltd.(a)
05/15/2028	4.700%	34,615,000	34,453,557
Bacardi-Martini BV(a)
02/01/2030	5.550%	4,120,000	4,196,568
Constellation Brands, Inc.
08/01/2029	3.150%	5,730,000	5,346,128
Diageo Capital PLC
10/05/2026	5.375%	10,222,000	10,364,788
General Mills, Inc.
01/30/2027	4.700%	9,262,000	9,293,857
Heineken NV(a)
01/29/2028	3.500%	16,364,000	15,958,073
Keurig Dr Pepper, Inc.
03/15/2027	5.100%	16,396,000	16,575,322
Mars, Inc.(a)
03/01/2030	4.800%	14,638,000	14,727,414
Sysco Corp.
09/23/2030	5.100%	1,048,000	1,063,971
Total			111,979,678
Health Care 2.0%
CVS Health Corp.
04/01/2030	3.750%	4,105,000	3,871,733
HCA, Inc.
03/01/2030	5.250%	6,401,000	6,475,307
09/01/2030	3.500%	11,187,000	10,380,101
Total			20,727,141
Healthcare Insurance 2.8%
Centene Corp.
02/15/2030	3.375%	11,513,000	10,420,353
UnitedHealth Group, Inc.
12/15/2028	3.875%	5,265,000	5,169,723
01/15/2030	4.800%	8,368,000	8,461,958
05/15/2030	2.000%	6,487,000	5,731,977
Total			29,784,011
Independent Energy 3.7%
APA Corp.(a)
01/15/2030	4.250%	5,593,000	5,319,687
Canadian Natural Resources Ltd.
07/15/2025	2.050%	1,974,000	1,960,503
Diamondback Energy, Inc.
01/30/2030	5.150%	5,217,000	5,292,089
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Occidental Petroleum Corp.
08/01/2029	5.200%	14,536,000	14,524,283
09/01/2030	6.625%	10,668,000	11,215,356
Total			38,311,918
Integrated Energy 1.0%
BP Capital Markets America, Inc.
11/17/2027	5.017%	10,565,000	10,735,947
Life Insurance 7.8%
Corebridge Global Funding(a)
01/07/2028	4.900%	2,834,000	2,857,003
Lincoln Financial Global Funding(a)
01/13/2030	5.300%	1,872,000	1,902,090
Met Tower Global Funding(a)
10/01/2027	4.000%	1,583,000	1,565,653
04/12/2029	5.250%	6,610,000	6,765,022
New York Life Global Funding(a)
12/05/2029	4.600%	7,853,000	7,886,552
Northwestern Mutual Global Funding(a)
06/01/2028	1.700%	2,965,000	2,726,168
01/13/2030	4.960%	5,829,000	5,907,466
05/28/2031	5.160%	5,677,000	5,785,686
Principal Life Global Funding II(a)
08/16/2026	1.250%	13,167,000	12,628,257
11/27/2029	4.950%	28,305,000	28,609,219
Voya Financial, Inc.
06/15/2026	3.650%	5,350,000	5,287,601
Total			81,920,717
Media and Entertainment 1.4%
Warnermedia Holdings, Inc.
03/15/2029	4.054%	15,194,000	14,312,069
Midstream 3.0%
Colorado Interstate Gas Co. LLC/Issuing Corp.(a)
08/15/2026	4.150%	10,555,000	10,464,258
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	13,070,000	13,059,367
Western Midstream Operating LP
01/15/2029	6.350%	7,350,000	7,672,964
Total			31,196,589
Natural Gas 1.0%
NiSource, Inc.
07/01/2029	5.200%	9,901,000	10,082,818
Columbia Variable Portfolio – Limited Duration Credit Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 3.7%
Gilead Sciences, Inc.
03/01/2026	3.650%	21,250,000	21,093,292
11/15/2029	4.800%	1,486,000	1,500,176
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	10,715,000	10,731,313
Roche Holdings, Inc.(a)
11/13/2030	5.489%	5,395,000	5,648,633
Total			38,973,414
Railroads 1.6%
Canadian Pacific Railway Co.
03/30/2030	4.800%	7,925,000	7,951,730
12/02/2031	2.450%	9,895,000	8,535,482
Total			16,487,212
Restaurants 0.5%
McDonald’s Corp.
05/15/2030	4.600%	5,335,000	5,329,868
Technology 4.3%
Broadcom, Inc.
04/15/2028	4.800%	3,904,000	3,932,650
02/15/2030	4.350%	3,697,000	3,638,202
Cisco Systems, Inc.
02/24/2028	4.550%	10,570,000	10,660,813
Foundry JV Holdco LLC(a)
01/25/2030	5.900%	5,091,000	5,274,833
01/25/2031	5.500%	2,061,000	2,093,705
Intel Corp.
11/15/2029	2.450%	9,030,000	8,103,897
International Business Machines Corp.
02/10/2028	4.650%	5,320,000	5,353,617
Microchip Technology, Inc.
02/15/2030	5.050%	5,803,000	5,792,899
Total			44,850,616
Transportation Services 0.9%
ERAC USA Finance LLC(a)
02/15/2029	5.000%	4,621,000	4,670,817
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FedEx Corp.(a)
05/15/2030	4.250%	5,360,000	5,205,321
Total			9,876,138
Wireless 3.0%
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2028	5.152%	12,115,200	12,159,156
T-Mobile US, Inc.
02/15/2026	2.250%	10,784,000	10,566,521
04/15/2027	3.750%	8,463,000	8,340,208
Total			31,065,885
Wirelines 0.3%
Verizon Communications, Inc.
09/21/2028	4.329%	3,732,000	3,713,323
Total Corporate Bonds & Notes (Cost $952,006,439)			957,067,935

U.S. Treasury Obligations 2.1%

U.S. Treasury
06/30/2028	4.000%	16,532,000	16,587,537
12/31/2028	3.750%	3,625,000	3,603,760
12/31/2031	4.375%	1,774,000	1,818,627
Total U.S. Treasury Obligations (Cost $21,739,342)			22,009,924

Money Market Funds 5.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(c),(d)	59,098,059	59,086,239
Total Money Market Funds (Cost $59,086,540)		59,086,239
Total Investments in Securities (Cost: $1,032,832,321)		1,038,164,098
Other Assets & Liabilities, Net		9,963,617
Net Assets		1,048,127,715
At March 31, 2025, securities and/or cash totaling $3,043,869 were pledged as collateral.

Columbia Variable Portfolio – Limited Duration Credit Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2025 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,439	06/2025	USD	298,120,330	1,863,470	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(216)	06/2025	USD	(24,023,250)	—	(210,262)
U.S. Treasury 5-Year Note	(1,694)	06/2025	USD	(183,216,688)	—	(2,006,793)
Total					—	(2,217,055)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2025, the total value of these securities amounted to $232,619,454, which represents 22.19% of total net assets.

(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2025.

(c)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	137,240,435	162,336,429	(240,490,304)	(321)	59,086,239	544	1,206,278	59,098,059
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Limited Duration Credit Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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